LEASED AUTOMOBILES HELD FOR SALE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
LEASED AUTOMOBILES HELD FOR SALE [Abstract]
Balance at beginning of year	$ 37,030	224,167	150,000
Additions	18,734	113,408	116,402
Sales	(12,094)	(73,214)	(42,235)
Balance at end of year	43,670	264,361	224,167	150,000
Less: accumulated depreciation	(6,400)	(38,741)	(17,563)
Leased automobiles held for sale, net	37,270	225,620	206,604
Depreciation expense related to automobiles held for sale	4,300	26,033	17,900	2,586
Cost of goods sold, rebates received	$ 593	3,589	1,847	549